Contingent Consideration Payable - Schedule of Movement of Contingent Consideration Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Contingent Consideration Payable [Abstract]
Beginning balance
Additions	29,130,094
Fair value change	502,970
Balance at end	$ 29,633,064